ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES
ACCRUED EXPENSES

8.ACCRUED EXPENSES

	As of December 31,
	2013	2014
	$	$
Accrued advertising expense	—	15,417
Accrued shipping and handling costs	445,956	159,854
Accrued payroll	1,296,969	1,229,196
Others	1,493,510	2,036,850
	3,236,435	3,441,317